Condensed Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Cash Flows from Operating Activities:
Net Income	$ (23,025)
Adjustments to Reconcile Net (Loss) Income to Net Cash Used In Operating Activities:
Inventory write-down	10,800
Depreciation of Property and Equipment	1,138
Amortization of Intangible Assets	2,028
Amortization of Deferred Financing Costs (Included in Interest)	83
Bad Debt Expense	330
Gain on Disposal of Fixed Assets	(3)
Changes in Assets and Liabilities, Net of Acquisitions
Trade Receivables	(69,193)
Related Party Receivable	245
Inventory	68,547
Income Taxes Payable\Receivable	(9,098)
Operating Lease Right-Of-Use Assets	1,748
Operating Lease Obligations	(1,943)
Other Assets	(5,424)
Accounts Payable	(28,981)
Accrued Expenses	12,088
Net Cash Used in Operating Activities	(40,660)
Cash Flows from Investing Activities:
Cash Received for Business Acquisitions, Net of Cash Acquired	1
Net Cash Provided by Investing Activities	1
Cash Flows from Financing Activities:
Payments on Revolving Credit Facility	(580,484)
Borrowings on Revolving Credit Facility	621,048
Net Cash Provided by Financing Activities	40,564
Net Decrease in Cash and Cash Equivalents	(95)
Cash, Beginning of the Period	1,469
Cash, End of the Period	1,374
Supplemental disclosure for Cash Flow Information
Cash Paid for Interest	5,898
Cash Paid for Income Taxes	586
Supplemental Disclosure for Non-Cash Investing and Financing Activities
Fixed Asset Financed with Debt	8,252
Capital Contribution	$ 6,592